Consolidated Statements of Cash Flows (Parenthetical) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Line Items]
Proceeds, net of transaction cost	$ 11,000	$ 0	$ 0
Preference Shares Liability [Member]
Statement Of Cash Flows [Line Items]
Beginning	199,481	98,242	88,665
Proceeds, net of transaction cost	0	86,398	0
Principal and interest payments	0	0	0
Conversion to ordinary shares	(211,030)	0	0
Fair value loss	0	0	0
Interest expense	11,549	14,841	9,577
Currency translation differences	0	0	0
Addition during the year	0	0	0
Acquisition of subsidiaries	0	0	0
Reclassify to borrowings	0	0	0
Ending	0	199,481	98,242
Convertible Notes [Member]
Statement Of Cash Flows [Line Items]
Beginning	11,471	11,129	41,728
Proceeds, net of transaction cost	0	0	0
Principal and interest payments	(11,525)	(438)	(32,881)
Conversion to ordinary shares	0	0	0
Fair value loss	0	0	76
Interest expense	54	780	2,206
Currency translation differences	0	0	0
Addition during the year	0	0	0
Acquisition of subsidiaries	0	0	0
Reclassify to borrowings	0	0	0
Ending	0	11,471	11,129
Lease liabilities [member]
Statement Of Cash Flows [Line Items]
Beginning	17,253	19,550	4,728
Proceeds, net of transaction cost	0	0	0
Principal and interest payments	(4,805)	(4,534)	(2,659)
Conversion to ordinary shares	0	0	0
Fair value loss	0	0	0
Interest expense	742	727	598
Currency translation differences	(32)	(68)	0
Addition during the year	2,683	1,578	16,883
Acquisition of subsidiaries	1,050	0	0
Reclassify to borrowings	0	0	0
Ending	16,891	17,253	19,550
Loan Advance [Member]
Statement Of Cash Flows [Line Items]
Beginning	5,000	0
Proceeds, net of transaction cost	0	5,000
Principal and interest payments	0	0
Conversion to ordinary shares	0	0
Fair value loss	0
Interest expense	0	0
Currency translation differences	0	0
Addition during the year	0	0
Acquisition of subsidiaries	0	0
Reclassify to borrowings	(5,000)	0
Ending	0	5,000	$ 0
Borrowings [member]
Statement Of Cash Flows [Line Items]
Beginning	0
Proceeds, net of transaction cost	10,551
Principal and interest payments	(161)
Conversion to ordinary shares	0
Fair value loss	0
Interest expense	1,512
Currency translation differences	0
Addition during the year	0
Acquisition of subsidiaries	0
Reclassify to borrowings	5,000
Ending	$ 16,902	$ 0